GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.40

Tape Discrepancies
Scienna Id	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type